Accumulated Other Comprehensive Income	12 Months Ended
Dec. 30, 2012
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
Accumulated Other Comprehensive Income
Components of other comprehensive income/(loss) consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Gains/ (Losses) on Securities	Employee Benefit Plans	Gains/ (Losses) on Derivatives & Hedges	Total Accumulated Other Comprehensive Income/(Loss)
January 3, 2010	$(508)	(30)	(2,665)	145	(3,058)
Net 2010 changes	(461)	54	(21)	(45)	(473)
January 2, 2011	(969)	24	(2,686)	100	(3,531)
Net 2011 changes	(557)	424	(1,700)	(268)	(2,101)
January 1, 2012	(1,526)	448	(4,386)	(168)	(5,632)
Net 2012 changes	1,230	(253)	(1,331)	176	(178)
December 30, 2012	$(296)	195	(5,717)	8	(5,810)

Amounts in accumulated other comprehensive income are presented net of the related tax impact. Foreign currency translation is not adjusted for income taxes as it relates to permanent investments in international subsidiaries. For additional details on comprehensive income see the Consolidated Statements of Comprehensive Income.